STOCKHOLDERS DEFICIT (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Exercise price per share
Number of Warrants, Outstanding and Exercisable	23,805,027	23,805,027	8,004,708
Weighted average exercise price or warrants, Outstanding and Exercisable		$ 0.079	$ 0.014
Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercise price per share			$ 0.004750
Number of Warrants, Outstanding and Exercisable			15,800,319
Weighted Average Remaining Contractual Life (Years)			2 years 6 months 29 days
Weighted average exercise price or warrants, Outstanding and Exercisable			$ 0.00475
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding and Exercisable			8,004,708
Weighted Average Remaining Contractual Life (Years)			1 month 20 days
Weighted average exercise price or warrants, Outstanding and Exercisable			$ 0.014
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price per share			0.010
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price per share			$ 0.015